Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 92,481,650.42
Total Fee Amount	12,771.71
Total Offset Amount	0.00
Net Fee	$ 12,771.71
Offering Table N/A
Offset Table N/A	N/A